Submission	Jun. 02, 2025
Submission [Line Items]
Central Index Key	0001287865
Registrant Name	Medical Properties Trust, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES